Earnings Per Common Unit	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Unit
11.	EARNINGS PER COMMON UNIT
The computation of basic and diluted earnings per common unit (“EPU”) is based on net income divided by the basic weighted average number of common units and diluted weighted average number of common units, respectively. The following table sets forth the computation of net income (loss) per common unit:

	For the three months ended March 31,
	2022	2021
Net income per unit
Numerator
Net Income	$9,350	$8,841
Income allocated to participating securities	—	—

Numerator for basic net income per unit	9,350	8,841

Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	—	—

Numerator for diluted net income per unit	9,350	8,841

Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	—	—

Denominator for diluted net income per weighted average common units	979,800	979,800

Net income per common unit
Class A, Class AA, and Class AAA
Basic and diluted	$9.54	$9.02
Basic and diluted weighted average common units outstanding	979,800	979,800
Percentage allocated to common members	100.0%	100.0%
The Company does not have any potentially dilutive common units outstanding during the period.

11. EARNINGS PER COMMON UNIT
The computation of basic and diluted earnings per common unit is based on net income divided by the basic weighted average number of common units and diluted weighted average number of common units, respectively. The following table sets forth the computation of net income (loss) per common unit:

	Year ended December 31,
	2021	2020	2019
Net income (loss) per unit
Numerator
Net Income (loss)	$32,619	$29,162	$21,287
Income allocated to participating securities	—	—	—

Numerator for basic net income (loss) per unit	32,619	29,162	21,287

Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	—	—	—

Numerator for diluted net income (loss) per unit	32,619	29,162	21,287

Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	—	—	—

Denominator for diluted net income (loss) per weighted average common units	979,800	979,800	979,800

Net income (loss) per common unit
Class A, Class AA, and Class AAA
Basic and diluted	$33.29	$29.76	$21.73
Basic and diluted weighted average common units outstanding	979,800	979,800	979,800
Percentage allocated to common members	100.0%	100.0%	100.0%
The Company did not have any potentially dilutive common units outstanding during the period.